Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	7 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor Registrant	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	Dec. 31, 2009 Predecessor Registrant
Cash flows from operating activities:
Net loss	$ (18,857)	$ (28,760)	$ (13,888)	$ (19,748)
Adjustments to reconcile net loss to net cash provided by operating activities:
Net periodic pension cost	(24)		208	274
Depreciation and amortization	46,547	17,080	43,402	47,657
Deferred income taxes	10,814	1,575	191	517
Deferred revenue	(794)	(977)	(2,344)	(2,344)
Amortization of deferred financing costs	1,806
Provision for (reversal of) allowance for doubtful accounts	1,360		172	(150)
Interest accrued to principal on debt obligations		4,020	15,495	14,318
Write-off of satellite construction costs				1,256
(Increase) decrease in:
Accounts receivable	5,594	(6,486)	(3,755)	7,888
Due from related parties		840	(376)	(79)
Inventories	171	(166)	(84)	(223)
Prepaid insurance	(560)	1,881	784	(1,989)
Guarantee deposits and other assets	277	(132)	(227)	69
Accounts payable, accrued expenses and income tax	(13,472)	18,594	(457)	(1,977)
Guarantee deposits and accrued expenses	(508)	665	1,889	525
Net cash provided by operating activities	32,354	8,134	41,010	45,994
Cash flows from investing activities:
Construction in progress Satmex 8 (including capitalized interest)	(150,537)	(42,333)	(63,113)
Acquisition of equipment	(1,627)	(635)	(4,578)	(1,808)
Net cash used in investing activities	(152,164)	(42,968)	(67,691)	(1,808)
Cash flows from financing activities:
Proceeds from equity interest	90,000
Repayment of First Priority Old Notes	(238,237)
Issuance of Senior Secured Notes		325,000
Deferred financing costs	(333)	(18,247)
Net cash (used in) provided by financing activities	(148,570)	306,753
Cash and cash equivalents:
Net (decrease) increase for the period	(268,380)	271,919	(26,681)	44,186
Beginning of period	347,631	75,712	102,393
End of period	79,251	347,631	75,712	102,393
Cash paid during the year
Interest paid, net of interest capitalized	16,295	40,196	32,554	28,912
Capitalized interest	11,715	3,801	2,582
Income taxes paid	1,172		4,666	9,008
Non-cash investing activities:
Capital expenditures incurred not yet paid	3,674	35,678	844	2,391
Non-cash financing activities:
Capitalization of debt into common stock	$ 206,890